INCOME TAXES (Schedule of Taxes on Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current taxes		$ 9,670	$ 23,432	$ 10,778
Deferred tax benefit		$ (8,973)	$ (13,851)
Taxes in respect of previous years	[1]			$ 11,838
Taxes on income		$ 697	$ 9,581	$ 22,616

[1]	The year 2013 include non-recurring tax expenses in respect of the release of Conduit's trapped earnings (see Note 13 f below).